OTHER INCOME AND EXPENSE - Other income - Additional information (Details) - $ / $	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other income and expense [abstract]
TRM variation	(652.07)	587.1	(988.15)